LEASE LIABILITIES AND RIGHT OF USE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Schedule of carried values of the lease assets recognized and transactions
	Buildings	Cars	Total
Cost
January 1, 2023	4,918	155	5,073
Additions	662	103	765
Disposals- Sale of SSS	(1,741)	(74)	(1,815)
December 31, 2023	3,839	184	4,023
Accumulated Depreciation
January 1, 2023	(2,256)	(23)	(2,279)
Additions	(916)	(83)	(999)
Disposals- Sale of SSS	1,454	36	1,490
December 31, 2023	(1,718)	(70)	(1,788)

Net Book value December 31, 2023	2,121	114	2,235
	Buildings	Cars	Total
Cost
January 1, 2022	5,294	82	5,376
Additions	434	156	590
Disposals	(810)	(83)	(893)
December 31, 2022	4,918	155	5,073
Accumulated Depreciation
January 1, 2022	(2,155)	(74)	(2,229)
Additions	(911)	(32)	(943)
Disposals	810	83	893
December 31, 2022	(2,256)	(23)	(2,279)

Net Book value December 31, 2022	2,662	132	2,794
	For the year ended
	December 31, 2023	December 31, 2022
Interest expenses in respect of lease liabilities	337	393
Lease principal payments during the year	927	1,029